Condensed Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (30,788)	$ (9,456)	$ (14,859)	$ (4,811)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	2,376	12	26	1
Depreciation and amortization expense	483	125	271	24
Changes in fair value of preferred stock tranche obligations		1,323	1,323	21
Changes in success fee obligation	450
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(107)	(329)	(284)	(34)
Accounts payable and other liabilities	1,114	505	1,689	635
Net cash used in operating activities	(26,472)	(7,820)	(11,834)	(4,164)
Cash flows from investing activities:
Purchases of property and equipment	(438)	(910)	(1,647)	(134)
Net cash used in investing activities	(438)	(910)	(1,647)	(134)
Cash flows from financing activities:
Proceeds from initial public offering of common stock, net of issuance costs	247,454
Proceeds from issuance of common stock				7
Proceeds from issuance of debt, net of issuance costs	9,936
Proceeds from SAFEs				5,000
Settlement of success fee obligation	(450)
Proceeds from issuance of convertible preferred stock, net of issuance costs	134,920	19,989	19,989	7,415
Proceeds from exercise of stock options	24
Net cash provided by financing activities	391,884	19,989	19,989	12,422
Net increase in cash and cash equivalents	364,974	11,259	6,508	8,124
Cash and cash equivalents at beginning of period	14,632	6,508	6,508
Cash and cash equivalents at end of period	379,606	17,767	14,632	6,508
Supplemental cash flow information:
Cash paid for interest and taxes	311
Supplemental disclosure of non-cash investing and financing information:
Reclassification of preferred stock tranche obligation liability to permanent equity		6,319	6,319
Settlement of Tranche Right I		1,621	1,621
Conversion of convertible preferred stock to common stock	162,215
Purchase of property and equipment in accounts payable		370
Issuance costs from convertible preferred stock included in accounts payable or accrued expenses	134
Public offering costs included in accounts payable or accrued expenses	$ 1,043
Settlement of SAFEs with the issuance of Series A Preferred Stock				5,000
Previously Reported [Member]
Cash flows from financing activities:
Cash and cash equivalents at beginning of period		$ 8,124	$ 8,124
Cash and cash equivalents at end of period				$ 8,124